ROYALTY, STREAM, AND OTHER INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Disclosure of detailed information about royalty interests and deferred acquisition costs [Table Text Block]
	Producing	Development	Exploration
	Assets	Assets	Assets	Total
As at December 31, 2022	$9,467	$98,452	$12,809	$120,728
Nova portfolio acquisition	10,412	120,438	130	130,980
Alamos portfolio acquisition	-	4,192	75	4,267
Lama acquisition	-	6,601	-	6,601
Del Carmen and Beaufor impairments	-	(2,355)	-	(2,355)
Depletion (1)	(2,348)	(30)	(11)	(2,389)
Reclassifications and other	-	5,178	(5,186)	(8)
As at December 31, 2023	$17,531	$232,476	$7,817	$257,824
Depletion	(2,509)	-	-	(2,509)
Reclassifications and other	10,992	(10,992)	(13)	(13)
As at December 31, 2024	$26,014	$221,484	$7,804	$255,302

Historical cost	$33,000	$229,267	$7,853	$270,120
Accumulated depletion and impairments	$(6,986)	$(7,783)	$(49)	$(14,818)

(1) Fixed royalty payments were received in relation to certain exploration and development assets. The depletion related to these payments was recorded based on the total fixed royalty payments expected to be received under each contract.

Disclosure of detailed information about purchase price allocation for acquisition [Table Text Block]
Number of Metalla Shares issued to Nova shareholders	33,893,734
Number of Metalla Shares issued to Nova RSU holders	741,597
Total Number of Metalla Shares issued	34,635,331
Closing price of a Metalla Share on November 30, 2023, on TSXV	C$4.34
C$/US$ exchange rate on November 30, 2023	1.3560
Market value of Metalla Shares issued	$110,853
Value of Nova share options converted to Metalla share options	1,152
Nova long-term debt repaid as part of transaction	11,064
Transaction costs	2,695
Purchase consideration	$125,764

Cash and cash equivalents	$79
Accounts receivable	892
Mineral interests	130,980
Current liabilities	(6,187)
Total assets acquired, net of liabilities assumed	$125,764